Shareholder Report	12 Months Ended	44 Months Ended	92 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000004014
Shareholder Report [Line Items]
Fund Name	Latin America Fund
Class Name	Investor Class
Trading Symbol	PRLAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Latin America Fund - Investor Class	$151	1.46%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Latin American equities rose over the review period. With the exception of Mexico, all other markets registered positive returns amid optimism about the start of the long-awaited U.S. interest rate cuts. In Mexico, political uncertainty curbed risk appetite. Brazilian equities gained but lagged the broader universe as tragic floods in the southern region of the country contributed to inflationary headwinds.

  Versus the MSCI Emerging Markets Latin America Index Net, the biggest contributor to relative performance was our off-benchmark position in Argentina. Here, our investment in Latin American e-commerce company MercadoLibre added value as its shares rose sharply on the back of encouraging results. Profits were boosted by robust volume growth and better-than-expected operating income. Stock selection in consumer discretionary also helped, as did our sector overweight to a lesser degree.

  Conversely, security selection in consumer staples had a negative impact on relative performance as the generally more defensive area of the market underperformed. In particular, not owning Brazilian beef producer JBS detracted as its shares rose sharply over the review period. Stock picks in Peru also hindered, although this was mostly offset by an average overweight position in the country.

  The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located, or with primary operations, in Latin America. The portfolio is relatively overweight in information technology, consumer discretionary, and financials. In contrast, the largest underweight allocations are to the utilities and energy sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Latin America Fund (Investor Class)	7.12%	-0.68%	0.99%
MSCI Emerging Markets Latin America Index Net (Regulatory/Strategy Benchmark)	2.43	0.10	0.11

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 355,880,000	$ 355,880,000	$ 355,880,000
Holdings Count | Holding	52	52	52
Advisory Fees Paid, Amount	$ 3,931,000
InvestmentCompanyPortfolioTurnover	23.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$355,880 Number of Portfolio Holdings52
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	36.0%
Materials	15.2
Consumer Staples	14.4
Industrials & Business Services	10.9
Energy	7.0
Information Technology	5.1
Consumer Discretionary	4.7
Real Estate	2.3
Health Care	1.4
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Itau Unibanco Holding	9.1%
NU Holdings	5.9
Vale	5.0
Grupo Mexico	5.0
Wal-Mart de Mexico	4.8
B3	4.0
Grupo Financiero Banorte	3.8
Credicorp	3.3
Raia Drogasil	3.0
Localiza Rent a Car	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184319
Shareholder Report [Line Items]
Fund Name	Latin America Fund
Class Name	I Class
Trading Symbol	RLAIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Latin America Fund - I Class	$113	1.09%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Latin American equities rose over the review period. With the exception of Mexico, all other markets registered positive returns amid optimism about the start of the long-awaited U.S. interest rate cuts. In Mexico, political uncertainty curbed risk appetite. Brazilian equities gained but lagged the broader universe as tragic floods in the southern region of the country contributed to inflationary headwinds.

  Versus the MSCI Emerging Markets Latin America Index Net, the biggest contributor to relative performance was our off-benchmark position in Argentina. Here, our investment in Latin American e-commerce company MercadoLibre added value as its shares rose sharply on the back of encouraging results. Profits were boosted by robust volume growth and better-than-expected operating income. Stock selection in consumer discretionary also helped, as did our sector overweight to a lesser degree.

  Conversely, security selection in consumer staples had a negative impact on relative performance as the generally more defensive area of the market underperformed. In particular, not owning Brazilian beef producer JBS detracted as its shares rose sharply over the review period. Stock picks in Peru also hindered, although this was mostly offset by an average overweight position in the country.

  The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located, or with primary operations, in Latin America. The portfolio is relatively overweight in information technology, consumer discretionary, and financials. In contrast, the largest underweight allocations are to the utilities and energy sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Latin America Fund (I Class)	7.47%	-0.36%	2.49%
MSCI Emerging Markets Latin America Index Net (Regulatory/Strategy Benchmark)	2.43	0.10	1.82

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 355,880,000	$ 355,880,000	$ 355,880,000
Holdings Count | Holding	52	52	52
Advisory Fees Paid, Amount	$ 3,931,000
InvestmentCompanyPortfolioTurnover	23.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$355,880 Number of Portfolio Holdings52
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	36.0%
Materials	15.2
Consumer Staples	14.4
Industrials & Business Services	10.9
Energy	7.0
Information Technology	5.1
Consumer Discretionary	4.7
Real Estate	2.3
Health Care	1.4
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Itau Unibanco Holding	9.1%
NU Holdings	5.9
Vale	5.0
Grupo Mexico	5.0
Wal-Mart de Mexico	4.8
B3	4.0
Grupo Financiero Banorte	3.8
Credicorp	3.3
Raia Drogasil	3.0
Localiza Rent a Car	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225811
Shareholder Report [Line Items]
Fund Name	Latin America Fund
Class Name	Z Class
Trading Symbol	TRZYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Latin America Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Latin American equities rose over the review period. With the exception of Mexico, all other markets registered positive returns amid optimism about the start of the long-awaited U.S. interest rate cuts. In Mexico, political uncertainty curbed risk appetite. Brazilian equities gained but lagged the broader universe as tragic floods in the southern region of the country contributed to inflationary headwinds.

  Versus the MSCI Emerging Markets Latin America Index Net, the biggest contributor to relative performance was our off-benchmark position in Argentina. Here, our investment in Latin American e-commerce company MercadoLibre added value as its shares rose sharply on the back of encouraging results. Profits were boosted by robust volume growth and better-than-expected operating income. Stock selection in consumer discretionary also helped, as did our sector overweight to a lesser degree.

  Conversely, security selection in consumer staples had a negative impact on relative performance as the generally more defensive area of the market underperformed. In particular, not owning Brazilian beef producer JBS detracted as its shares rose sharply over the review period. Stock picks in Peru also hindered, although this was mostly offset by an average overweight position in the country.

  The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located, or with primary operations, in Latin America. The portfolio is relatively overweight in information technology, consumer discretionary, and financials. In contrast, the largest underweight allocations are to the utilities and energy sectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Latin America Fund (Z Class)	8.69%	3.14%
MSCI Emerging Markets Latin America Index Net (Regulatory/Strategy Benchmark)	2.43	4.64

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 355,880,000	$ 355,880,000	$ 355,880,000
Holdings Count | Holding	52	52	52
Advisory Fees Paid, Amount	$ 3,931,000
InvestmentCompanyPortfolioTurnover	23.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$355,880 Number of Portfolio Holdings52
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	36.0%
Materials	15.2
Consumer Staples	14.4
Industrials & Business Services	10.9
Energy	7.0
Information Technology	5.1
Consumer Discretionary	4.7
Real Estate	2.3
Health Care	1.4
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Itau Unibanco Holding	9.1%
NU Holdings	5.9
Vale	5.0
Grupo Mexico	5.0
Wal-Mart de Mexico	4.8
B3	4.0
Grupo Financiero Banorte	3.8
Credicorp	3.3
Raia Drogasil	3.0
Localiza Rent a Car	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless